Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 8 - GOODWILL AND INTANGIBLE ASSETS

There was no change in the carrying amount of goodwill of $76,851 for the year ended December 31, 2020 and December 31, 2019.

Management performs an evaluation of goodwill for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Management performed an evaluation of the Company’s goodwill during the fourth quarter of 2020. Based on this test, management concluded that the Company’s goodwill was not impaired at December 31, 2020.

Acquired intangible assets were as follows as of year-end.

	2020			2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangible assets(1):
Core deposit intangibles	14,792	8,963	5,829	14,792	8,049	6,743
Total core deposit intangible assets	$14,792	$8,963	$5,829	$14,792	$8,049	$6,743

(1)	Excludes fully amortized core deposit intangible assets

Aggregate core deposit intangible amortization expense was $913, $945 and $366 for 2020, 2019 and 2018, respectively.

Activity for mortgage servicing rights (MSRs) and the related valuation allowance follows:

	2020	2019
Mortgage Servicing Rights:
Beginning of year	$1,562	$1,664
Additions	1,310	247
Disposals	—	—
Amortized to expense	524	247
Other Charges	—	—
Change in valuation allowance	102	102
End of year	$2,246	$1,562

Valuation allowance:
Beginning of year	$102	$—
Additions expensed	162	102
Reductions credited to operations	(60)	—
Direct write-offs	—	—
End of year	$204	$102

Aggregate mortgage servicing rights (MSRs) amortization was $524, $247 and $126 for 2020, 2019 and 2018, respectively.

The fair value of servicing rights was $2,245 and $1,562 at year-end 2020 and 2019.  Fair value at year-end 2020 was determined using a discount rate of 12.0%, prepayment speeds ranging from 12.0% to 50.0%, depending on the stratification of the specific right, and a weighted average default rate of 0.93%.  Fair value at year-end 2019 was determined using a discount rate of 12.0%, prepayment speeds ranging from 11.4% to 50.0%, depending on the stratification of the specific right, and a default rate of 0.85%.

NOTE 8 - GOODWILL AND INTANGIBLE ASSETS (Continued)

Estimated amortization expense for each of the next five years and thereafter is as follows:

	MSRs	Core deposit intangibles	Total
2021	$126	$891	$1,017
2022	126	868	994
2023	125	841	966
2024	124	804	928
2025	124	708	832
Thereafter	1,621	1,717	3,338
	$2,246	$5,829	$8,075